SHAREHOLDERS' EQUITY (Details 3) (CAD) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term incentive plans
Number of units
Recognized cash share-based compensation expense	23,300,000	5,600,000	14,400,000
Liability balance of long-term incentive plans	28,300,000
Cash paid for settlement of compensation costs	11,100,000	14,000,000	18,000,000
PSU
Number of units
Balance, beginning of year (in shares)	605
Granted (in shares)	370
Vested (in shares)	(256)
Forfeited (in shares)	(69)
Balance, end of year (in shares)	650
Recognized cash share-based compensation expense	14,965,000
Unrecognized cash share-based compensation expense	13,966,000
Intrinsic value	28,931,000
Weighted average remaining contractual term	1 year 7 months 6 days
RSU
Number of units
Balance, beginning of year (in shares)	963
Granted (in shares)	462
Vested (in shares)	(469)
Forfeited (in shares)	(135)
Balance, end of year (in shares)	821
Recognized cash share-based compensation expense	11,271,000
Unrecognized cash share-based compensation expense	6,730,000
Intrinsic value	18,001,000
Weighted average remaining contractual term	10 months 24 days
DSU
Number of units
Balance, beginning of year (in shares)	34
Granted (in shares)	78
Vested (in shares)	(13)
Balance, end of year (in shares)	99
Recognized cash share-based compensation expense	2,075,000
Intrinsic value	2,075,000